Basis of Presentation and Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Significant Accounting Policies	Basis of Presentation and Significant Accounting Policies
Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
For the year ended December 31, 2023, these consolidated financial statements reflect the consolidated results of operations, comprehensive income (loss), cash flows and changes in equity of AON LLC and its wholly-owned subsidiaries for the period of January 1, 2023 through September 20, 2023, the Closing Date of the Reverse Recapitalization, and the consolidated results of operations, comprehensive income (loss), cash flows and changes in stockholders’ equity of AON Inc. and its consolidated subsidiaries, including AON LLC, for the period of September 21, 2023 through December 31, 2023. The consolidated balance sheet at December 31, 2023 presents the financial condition of AON Inc. and its consolidated subsidiaries, including AON LLC, and reflects the initial recording of the assets and liabilities of AON Inc. at their historical cost (see Note 3). All intercompany balances and transactions of AON LLC prior to the Reverse Recapitalization have been eliminated. All intercompany balances and transactions of AON Inc. after the Reverse Recapitalization have been eliminated.
For the years ended December 31, 2022 and 2021, these consolidated financial statements present the consolidated results of operations, comprehensive income (loss), cash flows and changes in equity of AON LLC. The consolidated balance sheet as of December 31, 2022 presents the financial condition of AON LLC and its wholly-owned subsidiaries. All intercompany balances and transactions of AON LLC have been eliminated.
In accordance with ASC 805, Business Combinations, the historical equity of AON LLC has been recasted in all periods up to the Closing Date, to reflect the number of shares of New AON’s Class A Common Stock and Class B Common Stock issued to Legacy AON Stockholders in connection with the Reverse Recapitalization. The Company recasted the units outstanding related to the historical AON LLC Class A, Class A-1, and Class B units prior to the Reverse Recapitalization (“Historical AON LLC Equity”) as common equity of New AON, equal to the Per Company Class Unit Exchange Ratio, pursuant to the Business Combination Agreement.
The Per Company Unit Exchange Ratio at which AON LLC Class A units and Class A-1 units were reclassified is equal to 2,524 AON Common Units. The Per Company Unit Exchange Ratio at which AON LLC Class B units were reclassified varied depending on participation threshold, and is equal to 2,524, 2,453, or 1,976, AON Common Units. The Per Company Unit Exchange Ratio at which Class C units were reclassified is equal to 2,705 AON LLC Series A Preferred Units.
The consolidated financial statements and related notes thereto give effect to the conversion for all periods presented, without any change to par value or per unit amounts. The consolidated financial statements do not necessarily represent the capital structure of New AON had the Reverse Recapitalization occurred in prior periods. The Company has not made retroactive adjustments related to the historical book values of Historical AON LLC Equity as the adjustments were considered immaterial.
For the year ended December 31, 2023, $5.5 million of the consolidated net loss of AON LLC were attributable to the Class A Common Stockholders, and reflects the Class A Common Stockholders’ absorption of 19.2% of the consolidated net loss of AON LLC for the period of September 21, 2023 through December 31, 2023. For the year ended December 31, 2023, $30.8 million of the consolidated net losses of AON LLC were attributable to noncontrolling interest, and reflects the Legacy AON Stockholders’ absorption of 80.8% of the consolidated net losses of AON LLC for the period of September 21, 2023 through December 31, 2023.
For the year ended December 31, 2023, $27.1 million of the consolidated net losses of AON LLC were attributable to the Legacy AON Stockholders, to reflect their absorption of 100% of the consolidated net losses of AON LLC pertaining to the days prior to the Reverse Recapitalization. For the year ended December 30, 2022 and December 31, 2021, net income and loss of $2.6 million and $0.1 million, respectively, were attributable to the Legacy AON Stockholders to reflect their absorption of 100% of AON LLC’s net income and loss pertaining to the periods prior to the Reverse Recapitalization.
Principles of Consolidation
For the period of September 21, 2023 through December 31, 2023, the consolidated financial statements include the accounts of the Company, AON, Inc., AON LLC, and its wholly owned subsidiary American Oncology Management Company, LLC (“AOMC”), and its consolidated variable interest entities (“VIEs”) American Oncology Partners, P.A. (“AON Partners”), American Oncology Partners of Maryland, P.A. (“Partners of Maryland”), AON Central Services, LLC (“AON Central Services”), and Meaningful Insights Biotech Analytics, LLC (“MIBA”). All intercompany accounts and transactions between the entities have been eliminated in consolidation.
Refer to Note 1 for the accounting treatment of the Business Combination.
The Company accounts for American Oncology Network, LLC, AON Partners, Partners of Maryland, AON Central Services, and MIBA in accordance with ASC 810, Consolidations. The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a VIE. A VIE is broadly defined as an entity that has any of the following three characteristics: (i) the equity investment at risk is insufficient to finance the entity’s activities without additional subordinated financial support; (ii) substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights; or (iii) the equity investors as a group lack any of the following, the power through voting or similar rights to direct the activities of the entity that most significantly impact the entity’s economic performance, the obligation to absorb the expected losses of the entity, or the right to receive the expected residual returns of the entity. The Company consolidates a VIE if it has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. Management performs ongoing reassessments of whether changes in the facts and circumstances regarding the Company’s involvement with a VIE will cause the consolidation conclusion to change. Changes in consolidation status are applied prospectively, if any.
AON LLC has contractual relationships with AON Partners, Partners of Maryland and AON Central Services and the physician owners through management service agreements (“MSAs”) and other contractual agreements to provide all practice management services outside of medical services provided by the physicians. In addition, despite not being required by the contractual relationships, AON LLC regularly provides funding to support AON Partners and Partners of Maryland’s operations and acquisitions of physician practices. AON Central Services was formed July 15, 2022 and, effective January 1, 2023, entered into an agreement with AOMC to provide qualified non-clinical and non-medical employees to AOMC to support the operation of the physician practices. MIBA was established during the first quarter of 2023 for the purpose of developing intellectual property to synergize the collection, de-identification, and dissemination of the Company’s patient data for sale to external parties for research, development, and clinical decisions. In May 2023, the Company contributed $0.2 million for a 56% interest in the equity of MIBA. The Company concluded that AON LLC had a controlling financial interest in MIBA and has consolidated the entity at December 31, 2023 and recorded the noncontrolling interest in permanent equity.
The Company has concluded that AON Partners, Partners of Maryland, AON Central Services, and MIBA are all VIEs in which AON LLC has the characteristics of a controlling financial interest and is deemed to be the primary beneficiary. The variable interest subjects AON LLC to all potential losses in the entities and, therefore, requires AON LLC, and in turn AON Inc., to consolidate the results of AON Partners, Partners of Maryland, AON Central Services, and MIBA in its consolidated financial statements.
Refer to Note 4 for further information on the VIEs. Refer to Note 1 for the accounting treatment of the Reverse Recapitalization.
Significant Accounting Policies
Accounting Estimates and Assumptions
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.
Segments
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker (the “CODM”). The Company’s CODM is its chief executive officer who reviews financial information together with certain operating metrics principally to make decisions about how to allocate resources and to measure the Company’s performance. The Company has one operating segment and one reportable segment that are structured around the organizational management of oncology practice operations. All revenue and assets are in the United States.
Revenue Recognition
Revenue is recognized under Accounting Standards Update (“ASU”) 2014-09 Revenue from Contracts with Customers (“Topic 606”). Patient service revenue is presented net of the estimated provision for contractual adjustments and uncollectible amounts. The Company determines the transaction price based upon standard charges for goods and services with anticipated consideration due from patients, third-party payors (including health insurers and government agencies) and others. The Company’s revenue is primarily derived from patient service revenues, which encompass oncology services provided during patient visits and shipments of pharmacy prescriptions. Performance obligations for the Company’s services provided to patients and most procedures, are satisfied over the time of visit which is the same day services are performed. Performance obligations relating to pharmacy revenue are considered fully satisfied at a point in time upon the customer receiving delivery of the prescription. Accordingly, the Company does not anticipate a significant amount of revenue from performance obligations satisfied (or partially satisfied) in previous periods, and any such revenue recognized during the years ended December 31, 2023, 2022, and 2021 was immaterial. Additionally, the Company does not expect to recognize material revenue in the future related to performance obligations that are unsatisfied (or partially satisfied) as of December 31, 2023. Approximately $933.9 million, $818.5 million, and $683.0 million of the Company’s revenues are generated from services performed during patient visits with the remainder primarily generated from shipments of pharmacy prescriptions for the years ended December 31, 2023, 2022, and 2021, respectively.
As services are performed and prescriptions are shipped, timely billing occurs for services rendered and prescriptions shipped less discounts provided to uninsured patients and contractual adjustments to third-party payors based upon prospectively determined rates and discounted charges. Payment is requested at the time of service for self-paying patients and for patients covered by third-party payors that are responsible for paying deductibles and coinsurance.
The Company monitors revenue and receivables to prepare estimated contractual allowances for the anticipated differences between billed and reimbursed amounts. Payments from third-party payors and Government programs including Medicare and Medicaid may be subject to audit and other retrospective adjustments. Such amounts are considered on an estimated basis when net patient revenue is recorded and are adjusted as final adjustments are determined. For the years ended December 31, 2023, 2022, and 2021 such resulting historic adjustments have been immaterial to the consolidated financial statements.
In assessing who is the principal in providing patient services and pharmacy prescriptions, the Company considered who controls the provision of services and prescriptions. The Company has determined they are acting as a principal in these relationships.
In April 2022, the Company entered into a long-term arrangement to sponsor and manage a clinical trial. The Company subsequently contracted with a third-party to provide the clinical research services and is the principal in this arrangement. The performance of clinical research services are considered a single performance obligation because the Company provides a highly-integrated service. Revenue is recognized for the single performance obligation over time due to the Company’s right to payment for work performed to date. The contract provides for invoices based on predetermined milestones.
The Company uses the cost-to-cost measure of progress for the Company’s contract because it best depicts the transfer of control to the customer as the performance obligation is fulfilled. For this method, the Company compares the contract costs incurred to date to the estimated total contract costs through completion. As part of the client proposal and contract negotiation process, the Company develops a detailed project budget for the direct costs and reimbursable costs based on the scope of the work, the complexity of the study, the geographical location involved and the Company’s historical experience. The estimated total contract costs at the project level are reviewed and revised periodically throughout the life of the contract, with adjustments to revenue resulting from such revisions being recorded on a cumulative basis in the period in which the revisions are identified. Contract costs consist primarily of direct labor and other reimbursable project-related costs such as travel, third-party vendor costs and investigator fees. The Company establishes pricing based on the Company’s internal pricing guidelines, discount agreements, if any, and negotiations with the client. The transaction price is the contractually defined amount. Revenue related to the clinical trial, which is included within other revenue, was $3.7 million and $4.3 million for the years ended December 31, 2023 and 2022, respectively.
The Company has a system and estimation process for recording Medicare net patient service revenue and estimated recoupments as it relates to value-based care (“VBC”) revenue included in patient service revenue in the consolidated statements of operations and comprehensive loss. The Company’s VBC revenue is primarily generated through its participation in the CMS Oncology Care Model (“OCM”) which is an episode-based payment model to promote high-quality cancer care. Participants enter 6-month episode periods, and the Company bills a monthly fee during the 6-month period based on a fixed rate per participant per month and the total number of participants. Certain quality and compliance metrics are tracked as part of the program and submitted to CMS at the end of the episode period which may result in recoupment of funds. The Company estimates the recoupment amount by developing a recoupment percentage for each period based on historical known recoupment from CMS and applies the recoupment percentage against total fees for the period. Based on the estimate, the Company accrues a liability representing the expected final recoupments based on historical settlement trends.
Short-term Marketable Securities
Investments in marketable securities consist of corporate bonds and U.S. Treasury securities.
Management determines the appropriate classification of investments at the time of purchase and reevaluates such determination at each balance sheet date. Marketable securities are classified as available-for-sale and are carried at fair value in the consolidated balance sheets. The marketable securities are classified as short-term based on management’s intent to convert such securities within one year and the ability to convert them within two to three days.
Certain of our available-for-sale securities are debt securities. For an available-for-sale debt security with an amortized cost that exceeds its fair value, the Company first determines if it intends to sell or will more-likely-than-not be required to sell the security before the expected recovery of its amortized cost. If it intends to sell or will more-likely-than-not be required to sell the security, then the Company recognizes the impairment as a credit loss in the consolidated statements of operations and comprehensive loss by writing down the security’s amortized cost to its fair value. If it does not intend to sell or it is not more-likely-than-not that it will be required to sell the security before the expected recovery of its amortized cost, the Company recognizes the portion of the impairment that is due to a credit loss, if any, in the consolidated statements of operations and comprehensive loss through an allowance. The portion of the impairment that is due to factors other than a credit loss is recognized in other comprehensive income (loss) in the consolidated statements of operations and comprehensive loss as an unrealized loss.
Equity Investment in Affiliate
In January 2023, the Company contributed noncash consideration, with a fair value of approximately $2.3 million, in return for a 49% equity interest in OCP Management Arizona, LLP. Investments in entities over which the Company has the ability to exercise significant influence but does not control the entity are accounted for using the equity method. Equity method investments are included with other assets in the consolidated balance sheets. The carrying amount of the investment is adjusted to reflect the Company’s proportionate share of the net earnings or losses and reduced by any dividends received. The Company’s share of income or loss related to this investment is reported as an equity in loss of affiliate in the consolidated statements of operations and comprehensive loss.
Noncontrolling Interests
The Company consolidates the results of entities in which it has a controlling financial interest. Refer to Note 17 for additional considerations and presentation for noncontrolling interest.
Mezzanine Equity
New AON Series A Preferred Stock is redeemable for cash or the value of the property, rights or securities to be paid or distributed in the event of a Deemed Liquidation Event (which is outside of the Company’s control). As a result, Management has determined that the New AON Series A Preferred Stock should be classified as mezzanine equity. As of December 31, 2023, the Preferred Stock are recorded at their initial carrying value, net of offering costs of $0.8 million. The Series A Preferred Stock are not being accreted to redemption value, as the redemption is not probable. The Series A Preferred Stock are classified outside of stockholders’ equity on the consolidated balance sheets. Refer to Note 17 for mezzanine equity presentation considerations for redeemable noncontrolling interest.
Treasury Stock
We account for treasury stock purchased under the cost method and include treasury stock as a component of accumulated paid in capital. Treasury stock purchased with intent to retire (whether or not the retirement is actually accomplished) is charged to common stock. The Company repurchased 14,729 shares of class A common stock at the spot rate as of each transaction date for a total cost of less than $0.1 million for the year ended December 31, 2023.
Business Combinations
The Company evaluates acquired practices in accordance with ASU 2017-01, Business Combinations (Topic 805)-Clarifying the Definition of a Business. This standard clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. Because substantially all of the value of each acquired practice did not relate to a similar group of assets and as each acquired practice contained both inputs and processes necessary to provide economic benefits to the Company, it was determined that each acquisition represents a business combination. Therefore, the transactions have been accounted for using the acquisition method of accounting, which requires, with limited exceptions, that assets acquired, and liabilities assumed be recognized at their estimated fair values as of the acquisition date. Any excess of the consideration transferred over the estimated fair values of the net assets acquired is recorded as goodwill. Transaction costs related to business combinations are expensed in the period in which they are incurred.
Cash and Cash Equivalents
The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Cash and cash equivalents include cash or deposits with financial institutions and deposits in highly liquid money market securities. Deposits with financial institutions are insured by the Federal Deposit Insurance Corporation up to certain defined limits. Bank deposits at times may exceed federally insured limits. The Company has not experienced any losses in these accounts.
Accounts Receivable
Accounts receivable from patients are carried at the original charge for the services provided, and an adjustment is made to the receivable in a contra account based on the historical collection rate for the provider and payor combination. This adjustment takes into consideration any allowance for doubtful accounts. Management determines the allowance for uncollectible accounts based on historical experience.
As of December 31, 2023 and 2022, the accounts receivable, net balances were $129.2 million and $136.1 million, respectively.
Inventories
Inventories, consisting primarily of pharmaceuticals finished goods, are valued at the lower of cost or net realizable value, with cost being determined on a first-in, first-out basis. Obsolescence for inventories is estimated based on expiration dates and slow-moving inventory. No obsolescence allowances have been recorded as of December 31, 2023 and 2022. If the Company determines that an item is obsolete, or the expected net realizable value upon sale is lower than the currently recorded cost, a write-down is recorded and charged to cost of revenue to reduce the inventory to its net realizable value and a new cost basis is established. The majority of the Company’s inventories are purchased from a related party (See Note 14).
Other Receivables
Other receivables consist primarily of rebates on drug purchases made in the current period which are offered as an incentive by the distributor and/or manufacturer and are not yet paid as of year-end.
Property and Equipment
Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets. A summary of the lives used for computing depreciation is as follows:

Leasehold improvements	1 - 15 years
Furniture, fixtures and equipment	7 years
Medical equipment	5 - 10 years
Computer equipment	5 years
Signs	7 years
Automobiles	5 years
Software	7 years
Leasehold improvements are amortized using the straight-line method over the shorter of their estimated useful lives or the term of the related lease, which may include one or more option renewal periods. Maintenance and repairs that do not improve service potential or extend economic life are expensed as incurred. Expenditures for major improvements and additions are capitalized. Long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. In assessing long-lived assets for impairment, assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. Recoverability is measured by a comparison of the carrying amount of an asset group to the undiscounted future net cash flows expected to be generated by the asset group. If estimated future undiscounted cash flows are not sufficient to recover the carrying value of the assets, impairment is measured by comparing the carrying amount of the assets to the estimated fair value, obtained through appraisal or market quotations, or discounted future net cash flow estimates. The Company did not recognize any long-lived asset impairments during 2023, 2022, and 2021.
Goodwill
Goodwill arising from business combinations represents the excess of the fair value of consideration transferred over the fair value of the identifiable net assets acquired and liabilities assumed as of the acquisition date. Goodwill amounts are not amortized, but rather tested for impairment annually, on October 1, or more often if circumstances indicate that the carrying value may not be recoverable. There was no impairment of goodwill during any of the periods presented.
Leases
Effective January 1, 2022, the Company adopted ASU 2016-02, Leases and the subsequently issued supplemental and/or clarifying ASUs known as ASC Topic 842 (collectively “ASC 842”) using the modified retrospective approach. See Recently Adopted Accounting Pronouncements below, which discusses the initial adoption of this new guidance.
The Company’s lease portfolio primarily consists of office and equipment leases for its practice facilities. The Company evaluates whether a contract is or contains a lease at contract inception. A lease exists when a contract conveys to the customer the right to control the use of identified property or equipment for a period of time in exchange for consideration. The definition of a lease embodies two conditions: 1) there is an identified asset in the contract that is land or a depreciable asset (i.e., property, plant, and equipment); and 2) the customer has the right to control the use of the identified asset. ASC 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. As the Company’s operating leases do not generally provide an implicit rate, the incremental borrowing rate is used based on the information available at commencement date in determining the present value of lease payments. The incremental borrowing rate for a lease is the rate of interest the Company would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms. The lease term for all of the Company’s operating leases include the noncancellable period of the lease plus any additional periods covered by either a lessee option to extend (or not to terminate) the lease that the lessee is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor. Lease payments included in the measurement of the operating lease right-of-use (“ROU”) assets and lease liabilities are comprised of fixed payments (including in-substance fixed payments), variable payments that depend on an index or rate, and the exercise price of a lessee option to purchase the underlying asset if the lessee is reasonably certain to exercise.
The Company elected not to recognize operating lease ROU assets and lease liabilities for all short-term leases (leases with an initial lease term of 12 months or less). The Company recognizes the lease payments associated with short-term leases as an expense over the lease term.
The operating lease ROU assets are initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. The operating lease ROU assets are subsequently measured throughout the lease term at the carrying amount of the lease liability, plus initial direct costs, plus (minus) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The operating lease liabilities are initially measured at the present value of the unpaid lease payments at the lease commencement date.
Income Taxes
The Company accounts for its income taxes using the asset and liability method whereby deferred tax assets and liabilities are determined based on temporary differences between the basis used for financial reporting and income tax reporting purposes. Deferred income taxes are provided based on the enacted tax rates in effect at the time such temporary differences are expected to reverse. A valuation allowance is provided for deferred tax assets if it is more likely than not that the Company will not realize those tax assets through future operations.
The Company is a member of American Oncology Network, LLC, which is treated as a partnership for U.S. federal and certain state and local income taxes. As a partnership, American Oncology Network, LLC is not subject to U.S. federal and certain state and local income taxes. Any taxable income or loss generated by American Oncology Network, LLC is passed through to and included in the taxable income of its members, including the Company, in accordance with the partnership agreement. The Company is subject to U.S. federal income taxes, in addition to state and local income taxes with respect to the allocable share of any taxable income of American Oncology Network, LLC. Additionally, other corporate entities within the Company’s structure are subject to income taxes.
Accounting for uncertainty in income taxes prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken, or expected to be taken, in a tax return.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and accounts receivable. Although certain cash accounts exceed the federally insured deposit amount, management has not previously experienced nonperformance by any financial institution.
Equity-Based Compensation
The Company measures the compensation cost of all equity awards at the estimated fair value of the award on the date of grant and records the related expense in the accompanying consolidated statements of operations and comprehensive loss on a straight-line basis over the applicable service period. Prior to the closing of the Business
Combination, the Company used an option pricing method to value its common stock. This method allocates the fair value of total equity to the various components of equity based on an estimated liquidity event. This option pricing method first values the Company at the enterprise level, and then values breakpoints based on the liquidation preferences of the Class A, Class A-1, and Class B units. An allocation of total equity (enterprise value) is then performed to the various equity components based on the relative rights and privileges of each class of equity. The Company was assisted by third-party valuation experts to apply the above models to calculate the fair value estimate. Forfeitures are accounted for as they occur.
After consummation of the Business Combination, the Company issued an equity incentive plan (“2023 Incentive Equity Plan”). The purpose of the 2023 Incentive Equity Plan is to attract and retain personnel for positions with the Company, to provide additional incentive to employees, directors, and consultants, and to promote the success of the Company’s business. The Plan permits the grant of Incentive Stock Options (“ISO”) to any ISO Employee and the grant of Non statutory Stock Options, Stock Appreciation Rights, Restricted Stock, Restricted Stock Units, and Performance Awards to any Service Provider. As of December 31, 2023, no awards have been granted from the 2023 Incentive Equity Plan.
Debt Issuance Costs
Debt issuance costs consist of legal fees and other professional services and are capitalized. Debt issuance costs are presented in the consolidated balance Sheets as a direct deduction from the carrying value of the associated debt liability and amortized to interest expense in the consolidated statements of operations and comprehensive loss. The costs related to the term loans are amortized using the straight-line method, which approximates the effective interest method, over the terms of the related debt. The amortization related to the debt issuance costs included in interest expense within the accompanying consolidated statements of operations and comprehensive loss was $0.8 million in 2023, $0.6 million in 2022, and $0.4 million in 2021.
Offering Costs
The Company defers specific incremental costs directly attributable to proposed offerings of securities. These costs consist of legal, accounting, and other similar expenses incurred through the balance sheet date that are directly related to a potential offering. If the offering is completed, these costs will be charged against the gross proceeds of the offering. These offering costs will be allocated to the separable financial instruments issued in the transaction on a relative fair value basis of the securities issued, compared to total proceeds received. Offering costs associated with any instruments classified as liabilities will be expensed as incurred, presented as non-operating expenses in the consolidated statements of operations and comprehensive loss.
During the year ended December 31, 2023, the Company incurred additional deferred offering costs of approximately $0.8 million which were recorded as an offset to the net proceeds of the AON LLC Class C Units (discussed below) in mezzanine equity on the consolidated balance sheets as of December 31, 2023. At December 31, 2022, the Company had incurred approximately $0.3 million of offering costs, which are included in other assets in the accompanying consolidated balance sheets.
As discussed in Note 1, on June 7, 2023, AON LLC issued Redeemable Convertible Preferred Class C Units (“Class C Units” or “AON LLC Class C Units”) for net proceeds of approximately $64.5 million ($65.0 million in gross proceeds, net of $0.5 million in offering costs). The Company determined that an additional $0.3 million of costs incurred through June 7, 2023 related to the process of raising the proceeds generated by the issuance of the Class C Units. Accordingly, these deferred offering costs have been reclassified from other assets to mezzanine equity, for a total of $0.8 million in Class C Unit offering costs. The Class C Units were subsequently converted to AON LLC Series A Preferred Units upon the Closing of the Business Combination, which were subsequently exchanged for Series A Preferred Stock.
Professional Liability
The Company maintains insurance policies for exposure to professional malpractice insurance risk. The limits of malpractice insurance provide each physician/advanced practice provider with a dedicated $1.0 million limit per claim and a $3.0 million limit in the aggregate per policy period – on a first dollar basis, as no deductible applies. The policy further then extends coverage to the Company, by providing a $2.0 million limit per claim and a $4.0 million limit in the aggregate per policy period - on a first dollar basis, additionally, as no deductible applies. Reserves are established for estimates of the loss that will ultimately be incurred on claims that have been reported but not paid and claims that have been incurred but not reported. These reserves are established based on consultation with a third-party actuary. The actuarial valuations consider a number of factors, including historical claims payment patterns, changes in case reserves and the assumed rate of increase in healthcare costs. Management believes the use of actuarial methods to account for these reserves provides a consistent and effective way to measure these subjective accruals. However, due to the sensitive nature of this estimation technique, recorded reserves could differ from ultimate costs related to these claims due to changes in claims reporting, claims payment and settlement practices and differences in assumed future cost increases. Accrued unpaid claims and expenses that are expected to be paid within the next twelve months are classified as current liabilities and included in accrued other. All other accrued unpaid claims and expenses are classified as long-term liabilities and included in other long-term liabilities. Insurance recoveries associated with the unpaid claims are classified as long-term assets included in other assets.
Fair Value of Financial Instruments
Fair value is the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date.
Accounting guidance establishes a three-level hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability on the measurement date. The three levels are defined as follows:
Level 1	Inputs to the valuation methodology are quoted prices (unadjusted) for an identical asset or liability in an active market.
Level 2
Inputs to the valuation methodology include quoted prices for a similar asset or liability in an active market or model-derived valuations in which all significant inputs are observable for substantially the full term of the asset or liability.

Level 3
Inputs to the valuation methodology are unobservable and significant to the fair value measurement of the asset or liability. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the placement of assets and liabilities being measured within the fair value hierarchy.
Our financial instruments include cash, short-term marketable securities, accounts receivable, notes receivable, accounts payable, accrued expenses, long-term debt and contractual agreements that resulted in derivative liabilities. Our nonfinancial assets such as property and equipment are not measured at fair value on a recurring basis; however, they are subject to fair value adjustments in certain circumstances, such as when there is evidence that impairment may exist.
The carrying amounts of cash, accounts receivable, accounts payable, notes receivable, and accrued expenses approximate their fair value because of the short-term maturity and highly liquid nature of these instruments. We determine the fair value of long-term debt and marketable securities based on various factors including maturity schedules and current market rates.
See Note 6 for a discussion of the Company’s Level 1 and Level 2 Marketable Securities as of December 31, 2023 and 2022. See below for a discussion of the Company’s Level 1 and Level 3 warrant liabilities as of December 31, 2023. As of December 31, 2023 and 2022, there were no Level 3 financial instruments. There were no transfers between any levels of the hierarchy during any periods presented.
Warrant Liabilities
The Company evaluated the Public Warrants and Private Placement Warrants and the Class B Prefunded Warrants, collectively referred to herein as “Warrants”, in accordance with ASC 815-40, “Derivatives and Hedging —- Contracts in Entity’s Own Equity”, and concluded that a provision in the warrant agreements related to potential net cash settlement of the warrants upon an exchange or tender offer that may not result in a change in control of the entity precludes the warrants from being accounted for as components of equity. As the Warrants meet the definition of a derivative as contemplated in ASC 815, the Warrants are recorded as long term liabilities on the consolidated balance sheets and measured at fair value at inception and at each reporting date in accordance with ASC 820, “Fair Value Measurement”, with changes in fair value recognized in other income (expense), net on the consolidated statements of operations and comprehensive loss in the period of change.
As of December 31, 2023, the Public Warrants were trading separately from the Class A Common Stock and the quoted market price was used to establish fair value. As such, the Public Warrants fair value was determined using a Level 1 input. The fair value of the Public Warrants is $1.9 million and recorded in other long-term liabilities on the consolidated balance sheets.
Management has utilized the public warrant price to value the private warrants and believes the public and private warrants have materially consistent fair values given the existence of the make-whole redemption feature. As of December 31, 2023, a valuation of the private warrants was performed which confirmed the private warrant value was materially consistent with the public warrants. The details of this valuation are included in the paragraph below.
The fair value of the Private Placement warrants was determined using Level 3 inputs. As of December 31, 2023, the fair value of the Private Placement Warrants was estimated to be $1.4 million and recorded in other long-term liabilities on the consolidated balance sheets. The fair value was estimated at December 31, 2023, using the Black-Scholes Option Pricing model using the following assumptions:
Expected annual dividend yield – 0.0%
Expected volatility – 20.50%
Risk-free rate of return – 3.84%
Expected Option Term – 5 years
The AON Class B Prefunded Warrants are exercisable into one share of New AON Class B Common Stock. A share of New AON Class B Common Stock, together with an AON LLC Common Unit, may be exchanged for one share of New AON Class A Common Stock. Considering New AON Class B Common Stock has no economic rights and limited liquidity or value if the holder does not also possess an AON LLC Common Unit, and because the AON Class B Prefunded Warrants are exercisable into New AON Class B Common Stock, the Company has estimated fair value of the Class B Prefunded Warrants to be immaterial.
Earnings Per Share
The Company recast Historical AON LLC Equity as AON Inc. common equity for all periods prior to the Reverse Recapitalization, refer to Note 2. However, as 100% of the net losses of AON LLC prior to the Reverse Recapitalization were absorbed by the Legacy AON Stockholders, basic and diluted earnings (loss) per share is zero for the year ended December 31, 2022 and 2021 and basic and diluted earnings (loss) per share for the year ended December 31, 2023 represents only the period from September 21, 2023 to December 31, 2023, the period where the Company had earnings (loss) attributable to Class A Common Stockholders. Class B Common Stock does not have economic rights in AON Inc., including rights to dividends or distributions upon liquidation, and as a result, is not considered a participating security for basic and diluted earnings (loss) per share. As such, basic and diluted earnings (loss) per share of Class B Common Stock has not been presented.
As discussed in Note 1, the Company has issued and outstanding Sponsor Earnouts, which are subject to forfeiture if the achievement of certain stock price thresholds are not met. In accordance with ASC Topic 260, “Earnings Per Share,” the Sponsor Earnouts are excluded from weighted-average shares outstanding to calculate basic earnings (loss) per share as they are considered contingently issuable shares due to their potential forfeiture. Sponsor Earnouts will be included in weighted-average shares outstanding to calculate basic earnings (loss) per share as of the date of their stock price thresholds are met and they are no longer subject to forfeiture.
Basic and diluted earnings (loss) per share is computed by use of the two-class method as a result of outstanding Series A Preferred Stock, which accrue dividends at the annual rate of 8% of the original price per share, participate with common stock on all other dividends, and accordingly have participation rights in undistributed earnings as if all such earnings had been distributed during the period (see Note 16). Under such method income available to common stockholders is computed by deducting both dividends declared or, if not declared, accumulated on Series A Preferred Stock from net income. Loss attributable to common stockholders is computed by increasing net loss by such dividends. Since the participating Series A Preferred Stock has no contractual obligation to share in the losses of the Company, there is no loss allocation between Class A Common Stock and Series A Preferred Stock.
Basic earnings (loss) per share is based on the weighted-average number of shares of Class A Common Stock outstanding during the period. Diluted earnings (loss) per share is based on the weighted-average number of shares of Class A Common Stock used for the basic earnings (loss) per share calculation, adjusted for the dilutive effect of the Public and Private Warrants and Sponsor Earnout, if any, using the “treasury stock” method and the convertible Series A Preferred Stock and, exchangeable Class B Common Stock and Class B Prefunded Warrants, if any, using the “if-converted” method. Net earnings (loss) for diluted loss per share is adjusted for the Company’s share of AON LLC’s consolidated net earnings (loss), net of AON Inc. taxes, after giving effect to the Class B Common Stock and Class B Prefunded Warrants that are exchanged into potential shares of Class A Common Stock, Public and Private Warrants that are liability classified, and Series A Preferred Stock, to the extent it is dilutive.
Recently Adopted Accounting Pronouncements
In June 2016, the FASB issued ASU 2016-13, “Financial instruments-Credit Losses” (“ASU 2016- 13”). ASU 2016-13 requires entities to report “expected” credit losses on financial instruments and other commitments to extend credit rather than the current “incurred loss” model. These expected credit losses for financial assets held at the reporting date are to be based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU will also require enhanced disclosures relating to significant estimates and judgments used in estimating credit losses, as well as the credit quality. ASU 2016-13 is effective for the Company for annual reporting periods beginning after December 15, 2022. ASU 2016-13 was adopted by the Company effective January 1, 2023 with no material impact on the Company’s consolidated financial statements and related disclosures.
On January 1, 2022, the Company adopted ASU 2016-02, “Leases” (Topic 842), using the modified retrospective approach for leases that existed on January 1, 2022. ASC 842 requires lessees to recognize assets and liabilities for most leases.
The Company elected to adopt the leasing package of practical expedients, which provides for not retroactively reassessing: i) any expired or existing contracts containing leases under the new definition of a lease; ii) the lease classification for any expired or existing leases; and iii) initial direct costs for any expired or existing leases. The Company also elected to adopt practical expedients around land easements and the combination of lease and non-lease components for its real estate leases. These practical expedients were applied consistently to all applicable leases.
Upon adoption of ASC 842, the Company recorded an initial adjustment to the opening balance sheet of $44.4 million to operating ROU assets, ($1.2) million to prepaid expenses and other current assets, $8.0 million to current portion of operating lease liabilities, $38.0 million to long-term operating lease liabilities, $2.5 million in ROU assets and lease liabilities related to the Company’s finance leases; and $2.8 million to other long-term liabilities. The impact of ASC 842 was not material to the consolidated statements of operations and comprehensive loss.
Recently Issued Accounting Pronouncements
In October 2021, the FASB issued ASU 2021-08, “Business Combinations: Accounting for Contract Assets and Contract Liabilities from Contracts with Customers”, which provides that an acquirer must recognize, and measure contract assets and contract liabilities acquired in a business combination in accordance with ASC 606. The guidance is effective for the Company for annual reporting periods beginning after December 15, 2023, with early adoption permitted. The Company does not expect the adoption of this standard to have a material impact on the consolidated financial statements and related disclosures.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting-Improvements to Reportable Segment Disclosures. This update enhances disclosure requirements through enhanced disclosures about significant reportable segment expenses and other segment disclosures under ASC 280. This update is applicable to all public entities and is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal periods commencing after December 15, 2024. Early adoption is permitted. The amendments in this update should be applied retrospectively for all periods presented in the financial statements. The Company is currently evaluating the impact the new accounting guidance will have on the disclosures within its consolidated financial statements.
In December 2023, the FASB issued ASU 2023-09, Income Taxes-Improvements to Income Tax Disclosures, an update which enhances income tax disclosures. This guidance requires disaggregated information about an entity’s effective tax rate reconciliation as well as information on income taxes paid. This update is applicable to all public entities and is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The amendments in this update should be applied prospectively; however, retrospective application is permitted. The Company is currently evaluating the impact the new accounting guidance will have on the disclosures within its consolidated financial statements.